SUPPLEMENT TO
FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND, SPARTAN(registered trademark) CALIFORNIA MUNICIPAL MONEY MARKET FUND FUNDS OF FIDELITY CALIFORNIA MUNICIPAL TRUST II
AND
SPARTAN(registered trademark) CALIFORNIA MUNICIPAL INCOME FUND
A FUND OF FIDELITY CALIFORNIA MUNICIPAL TRUST
APRIL 20, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE FIRST, EIGHTH, AND TENTH PARAGRAPHS FOUND IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION ON PAGE 36.

Each fund has entered into a transfer agent agreement with Citibank, N.A., which is located at 111 Wall Street, New York, New York. Under the terms of the agreement, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for each fund. Citibank, N.A. in turn has entered into sub-transfer agent agreements with FSC, an affiliate of FMR. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services for each fund and receives all related transfer agency fees paid to Citibank, N.A.

In addition, Citibank, N.A. receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QSTP's or Freedom Fund's assets that is invested in a fund.

Each fund has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreements, Citibank, N.A. provides pricing and bookkeeping services for each fund. Citibank, N.A. in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "CUSTODIAN" IN THE "DESCRIPTION OF THE TRUSTS" SECTION ON PAGE 38.

CUSTODIAN. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.